Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Payable to customers	$ 635,144	$ 647,283	$ 646,075
Statutory dues payable	1,731,891	1,583,639	1,592,210
Capital creditors	32,103	88,484	104,067
Employee benefit expenses payable	510,406	379,167	336,004
Other liabilities	$ 405,949	219,392	484,662
Other current liabilities			$ 3,163,018
Other Current Liabilities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Payable to customers		647,283
Statutory dues payable		1,583,639
Capital creditors		88,484
Employee benefit expenses payable		379,167
Other liabilities		234,459
Other current liabilities		$ 2,933,032